ACQUISITIONS (Details 5) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2013	Mar. 31, 2015	Mar. 31, 2014
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Nanjing Aoyang
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 4,085
Acquisition-related costs	0
Net tangible assets:
Current assets	15
Non-current assets	3,314
Total	3,329
Goodwill	731
Deferred tax liability	(8)
Total	756
Total consideration	4,085
Net revenue		318	218
Net loss		$ 1,645	$ 1,145
Nanjing Aoyang | Operating license
Net tangible assets:
Intangible assets acquired	$ 33
Estimated useful lives	1 year 3 months 18 days